UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04173
JOHN HANCOCK INVESTORS TRUST
(Exact name of registrant as specified in charter)
200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)
SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617)
543-9634
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026

ITEM 1. REPORT TO STOCKHOLDERS.

Semiannual report
John Hancock
Investors Trust
Closed-end fixed income
Ticker: JHI
April 30, 2026

John Hancock
Investors Trust

2	Your fund at a glance
3	Portfolio summary
4	Fund’s investments
22	Financial statements
26	Financial highlights
27	Notes to financial statements
38	Investment objective, principal investment strategies, and principal risks
41	Additional information
42	Shareholder meeting
43	More information
1	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to generate income for distribution to its shareholders, with capital appreciation as a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2026 (%)

The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets. The fund changed its index from Bloomberg U.S. Government/Credit Index to Bloomberg U.S. Aggregate Bond Index to align with index changes across the fund complex.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The performance data contained within this material represents past performance, which does not guarantee future results.
Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund’s performance at net asset value (NAV) is different from the fund’s performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may increase when shares are purchased at a premium to NAV or sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund’s most recent performance can be found at jhinvestments.com or by calling 800-852-0218.
SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	2

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2026 (% of total investments)

QUALITY COMPOSITION AS OF 4/30/2026 (% of total investments)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-26 and do not reflect subsequent downgrades or upgrades, if any.
COUNTRY COMPOSITION AS OF 4/30/2026 (% of total investments)
United States	79.3
Canada	8.0
United Kingdom	3.3
Luxembourg	2.8
Japan	1.6
Israel	1.0
Other countries	4.0
TOTAL	100.0
3	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 10.1% (6.0% of Total investments)				$12,959,197
(Cost $12,802,563)
U.S. Government Agency 10.1%				12,959,197
Federal National Mortgage Association
30 Yr Pass Thru	5.500	07-01-55	4,785,344	4,832,661
30 Yr Pass Thru (A)	6.000	07-01-55	4,024,842	4,144,201

30 Yr Pass Thru	6.000	07-01-55	3,867,638	3,982,335
Corporate bonds 136.6% (81.0% of Total investments)				$174,513,402
(Cost $177,001,935)
Communication services 23.0%				29,357,425
Diversified telecommunication services 6.1%
APLD ComputeCo 2 LLC (B)	6.750	03-15-31	217,000	214,842
Cipher Compute LLC (B)	7.125	11-15-30	149,000	154,440
Connect Finco Sarl (A)(B)	9.000	09-15-29	245,000	258,398
Connect Holding II LLC (B)	10.500	04-03-31	104,000	105,979
Edged Compute LLC (B)	7.500	04-30-31	503,000	493,199
FiberCop SpA (B)	6.375	11-15-33	70,000	69,913
FiberCop SpA (B)	7.200	07-18-36	70,000	69,825
Iliad Holding SAS (A)(B)	7.000	04-15-32	246,000	249,752
Level 3 Financing, Inc. (A)(B)	3.750	07-15-29	69,000	64,748
Level 3 Financing, Inc. (A)(B)	6.875	06-30-33	1,273,000	1,313,777
Level 3 Financing, Inc. (A)(B)	7.000	03-31-34	829,000	859,861
Level 3 Financing, Inc. (A)(B)	8.500	01-15-36	182,000	194,924
Meridian Arc Holdco LLC (B)	6.250	04-30-31	991,000	990,774
PR RNO Property Owner 1 LLC (B)	6.500	05-01-31	639,000	633,386
Sable International Finance, Ltd. (B)	7.125	10-15-32	393,000	392,138
SE Cosmos LLC (B)	8.875	05-01-31	297,000	295,515
SV RNO Property Owner 1 LLC (B)	5.875	03-01-31	621,000	609,293
Uniti Services LLC (A)(B)	7.500	10-15-33	338,000	355,865
Windstream Services LLC (A)(B)	8.250	10-01-31	413,000	436,829
Zayo Group Holdings, Inc. (7.125% Cash and 1.875% PIK) (B)	9.000	09-09-30	91,872	90,586
Entertainment 3.3%
AMC Entertainment Holdings, Inc. (A)(B)(C)	7.500	02-15-29	245,000	206,249
Cinemark USA, Inc. (A)(B)	7.000	08-01-32	126,000	130,217
Discovery Global Holdings, Inc.	4.279	03-15-32	1,270,000	1,150,277
Oak-Eagle Acquireco, Inc. (B)	7.250	07-01-33	389,000	400,832
Oak-Eagle Acquireco, Inc. (A)(B)	8.750	07-01-34	235,000	244,547
Playtika Holding Corp. (A)(B)	4.250	03-15-29	939,000	808,845
Univision Communications, Inc. (A)(B)	8.500	07-31-31	850,000	862,665
Univision Communications, Inc. (A)(B)	8.875	04-15-33	221,000	222,205
Univision Communications, Inc. (A)(B)	9.375	08-01-32	223,000	230,771
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	4

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Interactive media and services 1.0%
Arches Buyer, Inc. (A)(B)(C)	6.125	12-01-28	51,000	$49,584
Match Group Holdings II LLC (B)	6.125	09-15-33	614,000	606,661
Snap, Inc. (A)(B)	6.875	03-01-33	600,000	584,122
Media 9.1%
Altice Financing SA (B)	5.750	08-15-29	400,000	294,443
Altice Financing SA (B)	9.625	07-15-27	940,000	729,586
Altice France Lux 3 (A)(B)(C)	10.000	01-15-33	120,000	118,695
Altice France SA (B)	6.875	07-15-32	476,372	468,588
Altice France SA (B)	9.500	11-01-29	271,341	276,997
CCO Holdings LLC (A)(B)	7.000	02-01-33	601,000	592,426
CCO Holdings LLC (A)(B)(C)	7.375	02-01-36	282,000	276,461
CSC Holdings LLC (B)	4.625	12-01-30	200,000	69,860
CSC Holdings LLC (A)(B)(C)	5.500	04-15-27	575,000	485,038
CSC Holdings LLC (B)	11.750	01-31-29	708,000	506,990
DIRECTV Financing LLC (A)(B)	10.000	02-15-31	963,000	1,001,992
DISH DBS Corp. (A)(C)	5.125	06-01-29	274,000	252,299
DISH DBS Corp. (B)	5.750	12-01-28	276,000	271,167
DISH Network Corp. (A)(B)	11.750	11-15-27	990,000	1,021,977
Gray Media, Inc. (A)(B)(C)	4.750	10-15-30	97,000	77,652
Gray Media, Inc. (A)(B)(C)	5.375	11-15-31	105,000	82,004
Gray Media, Inc. (A)(B)	7.250	08-15-33	210,000	213,832
Gray Media, Inc. (B)	9.625	07-15-32	94,000	95,571
Gray Media, Inc. (A)(B)	10.500	07-15-29	188,000	199,597
iHeartCommunications, Inc. (B)	10.875	05-01-30	194,056	184,838
McGraw-Hill Education, Inc. (B)	8.000	08-01-29	66,000	66,023
Neptune Bidco US, Inc. (A)(B)	9.500	02-15-33	115,000	115,091
Neptune Bidco US, Inc. (A)(B)	10.375	05-15-31	489,000	504,634
Nexstar Media, Inc. (B)	6.500	09-15-33	470,000	473,617
Nexstar Media, Inc. (A)(B)	7.250	04-15-34	235,000	236,501
Paramount Global (A)	3.375	02-15-28	140,000	135,895
Paramount Global (A)	3.700	06-01-28	135,000	130,742
Paramount Global	4.200	06-01-29	137,000	131,989
Paramount Global	4.200	05-19-32	273,000	238,574
Paramount Global	4.950	01-15-31	340,000	320,725
Paramount Global	5.500	05-15-33	117,000	106,034
Paramount Global	6.875	04-30-36	302,000	280,936
Paramount Global	7.875	07-30-30	225,000	239,425
Scripps Escrow II, Inc. (B)	5.375	01-15-31	137,000	105,336
Sinclair Television Group, Inc. (B)	5.500	03-01-30	55,000	48,538
Sinclair Television Group, Inc. (B)	9.750	02-15-33	49,000	54,023
Stagwell Global LLC (A)(B)	5.625	08-15-29	771,000	733,417
The EW Scripps Company (B)	9.875	08-15-30	83,000	83,246
Versant Media Group, Inc. (B)	7.250	01-30-31	97,000	100,712
5	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
VZ Secured Financing BV (A)(B)	5.000	01-15-32	146,000	$127,936
VZ Secured Financing BV (A)(B)	7.500	01-15-33	113,000	109,532
Wireless telecommunication services 3.5%
C&W Senior Finance, Ltd. (B)	9.000	01-15-33	590,000	604,417
Rogers Communications, Inc. (7.000% to 4-15-30, then 5 Year CMT + 2.653%)	7.000	04-15-55	1,081,000	1,103,366
SoftBank Group Corp.	5.125	09-19-27	1,500,000	1,484,100
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%) (D)	6.875	07-19-27	1,083,000	1,068,766
Vmed O2 UK Financing I PLC (A)(B)	6.750	01-15-33	200,000	182,818
Consumer discretionary 16.4%				20,998,518
Automobile components 2.6%
American Axle & Manufacturing, Inc. (B)	6.375	10-15-32	84,000	83,850
American Axle & Manufacturing, Inc. (A)(B)	7.750	10-15-33	336,000	328,046
Clarios Global LP (B)	6.750	09-15-32	166,000	169,808
Dealer Tire LLC (A)(B)(C)	8.000	02-01-28	52,000	51,668
IHO Verwaltungs GmbH (7.375% Cash or 8.125% PIK) (B)	7.375	05-15-33	200,000	203,436
IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK) (B)	8.000	11-15-32	91,000	94,088
The Goodyear Tire & Rubber Company (A)	5.000	07-15-29	289,000	277,228
The Goodyear Tire & Rubber Company (A)	5.250	04-30-31	505,000	460,214
ZF North America Capital, Inc. (B)	6.750	04-23-30	554,000	550,345
ZF North America Capital, Inc. (A)(B)	6.875	04-14-28	586,000	600,412
ZF North America Capital, Inc. (B)	7.500	03-24-31	430,000	430,554
Automobiles 2.0%
Ford Motor Credit Company LLC	7.350	03-06-30	407,000	430,971
General Motors Company (A)	6.750	04-01-46	1,500,000	1,563,935
Nissan Motor Company, Ltd. (B)	7.500	07-17-30	518,000	535,233
Broadline retail 2.9%
Kohl’s Corp. (A)	5.125	05-01-31	287,000	234,724
Kohl’s Corp. (A)(B)	10.000	06-01-30	573,000	619,978
Liberty Interactive LLC (E)	8.250	02-01-30	1,450,000	83,665
Macy’s Retail Holdings LLC (A)(B)(C)	7.375	08-01-33	449,000	467,686
Nordstrom, Inc. (A)(C)	4.250	08-01-31	500,000	460,252
Nordstrom, Inc.	5.000	01-15-44	900,000	629,206
QVC, Inc. (A)(C)(E)	5.950	03-15-43	1,000,000	482,500
QVC, Inc. (B)(E)	6.875	04-15-29	528,000	256,080
Rakuten Group, Inc. (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%) (B)(D)	6.250	04-22-31	226,000	213,259
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	6

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Broadline retail (continued)
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(B)(C)(D)	8.125	12-15-29	200,000	$204,304
Shutterfly Finance LLC (8.500% Cash or 4.250% PIK) (B)	8.500	10-01-27	81,000	79,380
Diversified consumer services 0.2%
Sotheby’s (A)(B)	8.250	04-15-31	278,000	270,074
Hotels, restaurants and leisure 5.1%
A&K Travel Group Holdings, Ltd. (B)	7.500	05-15-33	211,000	212,040
Affinity Interactive (B)	6.875	12-15-27	853,000	527,602
Choice Hotels International, Inc. (A)	5.850	08-01-34	1,581,000	1,598,344
Full House Resorts, Inc. (A)(B)(C)	8.250	02-15-28	666,000	631,374
Hilton Grand Vacations Borrower LLC (B)	6.625	01-15-32	755,000	763,764
Jacobs Entertainment, Inc. (A)(B)	6.750	02-15-29	255,000	249,900
Lindblad Expeditions LLC (A)(B)	7.000	09-15-30	225,000	231,138
Resorts World Las Vegas LLC (B)	8.450	07-27-30	600,000	594,648
Sabre GLBL, Inc. (A)(B)	10.750	11-15-29	171,000	148,888
Sabre GLBL, Inc. (A)(B)	10.750	03-15-30	290,000	250,499
Sabre GLBL, Inc. (A)(B)	11.125	07-15-30	612,000	526,320
Scientific Games Holdings LP (B)	6.625	03-01-30	83,000	70,046
Six Flags Entertainment Corp. (A)(B)(C)	8.625	01-15-32	123,000	125,048
TKC Holdings, Inc. (A)(B)	8.500	08-15-30	412,000	421,720
TKC Holdings, Inc. (B)	12.000	02-15-31	206,000	214,652
Household durables 1.3%
KB Home (A)	7.250	07-15-30	225,000	229,743
Newell Brands, Inc. (A)(B)	8.500	06-01-28	766,000	800,443
Whirlpool Corp. (A)(C)	6.125	06-15-30	658,000	645,257
Leisure products 0.0%
MajorDrive Holdings IV LLC (A)(B)(C)	6.375	06-01-29	55,000	45,990
Specialty retail 2.0%
Carvana Company (9.000% Cash or 13.000% PIK) (A)(B)	9.000	06-01-30	147,485	153,422
Carvana Company (9.000% Cash or 14.000% PIK) (A)(B)	9.000	06-01-31	204,841	226,605
Champions Financing, Inc. (A)(B)(C)	8.750	02-15-29	63,000	61,306
Gee Automotive Holdings LLC (A)(B)	7.250	03-01-31	82,000	83,087
Mavis Tire Express Services Topco Corp. (A)(B)(C)	6.500	05-15-29	75,000	74,778
Petco Health & Wellness Company, Inc. (A)(B)	8.250	02-01-31	86,000	86,849
PetSmart LLC (A)(B)	7.500	09-15-32	272,000	275,427
PetSmart LLC (B)	10.000	09-15-33	325,000	328,275
Staples, Inc. (B)	12.750	01-15-30	84,000	63,072
The Michaels Companies, Inc. (A)(B)	8.500	03-15-33	331,000	326,879
The Michaels Companies, Inc. (B)	11.000	03-15-34	87,000	83,955
Wayfair LLC (A)(B)	7.250	10-31-29	171,000	175,236
7	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Wayfair LLC (A)(B)	7.750	09-15-30	571,000	$592,461
Textiles, apparel and luxury goods 0.3%
Beach Acquisition Bidco LLC (10.000% Cash or 10.750% PIK) (B)	10.000	07-15-33	362,592	398,854
Consumer staples 2.8%				3,518,606
Consumer staples distribution and retail 0.3%
Albertsons Companies, Inc. (B)	5.750	03-31-34	208,000	202,492
ARKO Corp. (A)(B)(C)	5.125	11-15-29	47,000	42,360
KeHE Distributors LLC (A)(B)	7.125	04-30-33	82,000	83,017
Food products 2.2%
B&G Foods, Inc. (A)(C)	5.250	09-15-27	52,000	50,140
B&G Foods, Inc. (A)(B)	8.000	09-15-28	235,000	232,908
Chobani LLC (B)	6.375	04-15-34	64,000	65,300
Fiesta Purchaser, Inc. (A)(B)(C)	9.625	09-15-32	47,000	48,606
Froneri Lux FinCo Sarl (A)(B)	6.000	08-01-32	1,242,000	1,228,376
Industrial F&B Investments III, Inc. (A)(B)	7.750	02-11-33	72,000	72,756
JBS NV (A)	5.750	04-01-33	610,000	628,024
Post Holdings, Inc. (A)(B)	6.250	10-15-34	55,000	54,294
Simmons Foods, Inc. (A)(B)	4.625	03-01-29	463,000	446,716
Personal care products 0.3%
HLF Financing Sarl LLC (B)	7.750	05-01-33	356,000	363,617
Energy 15.5%				19,848,286
Energy equipment and services 1.0%
Bristow Group, Inc. (B)	6.750	02-01-33	67,000	68,178
Enerflex, Inc. (B)	6.875	01-15-31	48,000	49,450
Kodiak Gas Services LLC (A)(B)	6.500	10-01-33	293,000	299,710
Nabors Industries, Inc. (A)(B)	7.625	11-15-32	67,000	69,910
SESI LLC (A)(B)	7.875	09-30-30	206,000	212,724
Transocean International, Ltd.	7.500	04-15-31	41,000	42,239
Transocean International, Ltd. (A)(B)	7.875	10-15-32	82,000	87,867
Transocean International, Ltd. (B)	8.250	05-15-29	94,000	97,598
Transocean International, Ltd. (B)	8.500	05-15-31	95,000	100,460
USA Compression Partners LP (A)(B)	6.250	10-01-33	316,000	318,879
Oil, gas and consumable fuels 14.5%
Calumet Specialty Products Partners LP (B)	9.750	02-15-31	82,000	86,896
Cenovus Energy, Inc. (A)	6.750	11-15-39	115,000	125,957
CNX Resources Corp. (A)(B)	5.875	03-01-34	124,000	123,006
Continental Resources, Inc. (A)	4.375	01-15-28	1,000,000	995,090
Crescent Energy Finance LLC (A)(B)	8.375	01-15-34	1,076,000	1,137,956
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	8

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	801,000	$867,916
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,369,000	1,559,443
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	2,067,000	2,122,881
Excelerate Energy LP (A)(B)	8.000	05-15-30	574,000	608,721
Genesis Energy LP (A)	6.750	03-15-34	204,000	205,473
Genesis Energy LP (A)	8.000	05-15-33	527,000	554,795
Genesis Energy LP (A)	8.250	01-15-29	894,000	929,186
Global Partners LP (A)(B)	7.125	07-01-33	228,000	233,663
Hilcorp Energy I LP (A)(B)	5.750	02-01-29	468,000	467,709
Howard Midstream Energy Partners LLC (A)(B)	6.625	01-15-34	187,000	190,234
Howard Midstream Energy Partners LLC (A)(B)	7.375	07-15-32	104,000	108,447
Long Ridge Energy LLC (A)(B)	8.750	02-15-32	645,000	689,383
NGL Energy Operating LLC (A)(B)	8.375	02-15-32	187,000	196,273
Northern Oil & Gas, Inc. (A)(B)	7.875	10-15-33	126,000	130,586
Occidental Petroleum Corp.	6.625	09-01-30	242,000	257,996
Petroleos Mexicanos	6.700	02-16-32	632,000	634,060
SM Energy Company (A)(B)	6.625	04-15-34	122,000	123,687
SM Energy Company (A)(B)	7.000	08-01-32	656,000	673,396
SM Energy Company (A)(B)	9.625	06-15-33	424,000	472,455
Sunoco LP (B)	5.875	03-15-34	488,000	486,249
TransMontaigne Partners LLC (B)	8.500	06-15-30	51,000	52,782
Venture Global Calcasieu Pass LLC (B)	6.000	05-01-36	111,000	111,864
Venture Global LNG, Inc. (A)(B)	7.000	01-15-30	612,000	629,520
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)(D)	9.000	09-30-29	1,502,000	1,485,542
Venture Global LNG, Inc. (A)(B)	9.500	02-01-29	1,084,000	1,183,042
Venture Global Plaquemines LNG LLC (B)	6.500	01-15-34	258,000	270,255
Venture Global Plaquemines LNG LLC (B)	6.500	06-15-34	206,000	215,565
Venture Global Plaquemines LNG LLC (B)	7.500	05-01-33	452,000	501,251
Vermilion Energy, Inc. (A)(B)	7.250	02-15-33	69,000	69,992
Financials 35.9%				45,801,883
Banks 14.5%
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (A)(D)	6.125	04-27-27	2,500,000	2,516,998
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%) (A)	7.700	05-26-84	2,156,000	2,265,029
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	2,200,000	2,309,003
9	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (B)(D)	8.000	08-22-31	692,000	$740,506
Fifth Third Financial Corp. (5.982% to 1-30-29, then Overnight SOFR + 2.155%) (A)	5.982	01-30-30	648,000	668,248
HSBC Holdings PLC (6.000% to 5-22-27, then 5 Year U.S. ICE Swap Rate + 3.746%) (A)(D)	6.000	05-22-27	2,200,000	2,214,089
HSBC Holdings PLC (6.875% to 3-11-30, then 5 Year CMT + 3.298%) (A)(D)	6.875	09-11-29	1,111,000	1,138,218
Park River Holdings, Inc. (B)	8.750	12-31-30	53,000	49,905
Popular, Inc. (A)(C)	7.250	03-13-28	770,000	797,771
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%) (A)	8.625	10-27-82	2,000,000	2,099,719
The Toronto-Dominion Bank (7.250% to 7-31-29, then 5 Year CMT + 2.977%) (A)	7.250	07-31-84	1,054,000	1,094,924
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (A)	8.125	10-31-82	2,100,000	2,184,315
Truist Financial Corp. (5.711% to 1-24-34, then Overnight SOFR + 1.922%) (A)	5.711	01-24-35	413,000	425,017
Capital markets 3.1%
Ares Strategic Income Fund (A)	5.600	02-15-30	2,000,000	1,963,305
Aretec Group, Inc. (B)	7.500	04-01-29	40,000	40,050
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%) (A)	6.300	01-15-55	1,000,000	967,597
Focus Financial Partners LLC (A)(B)	6.750	09-15-31	433,000	440,510
Hightower Holding LLC (B)	6.750	04-15-29	32,000	31,782
Hightower Holding LLC (B)	9.125	01-31-30	43,000	44,636
Jane Street Group (B)	6.750	05-01-33	413,000	424,279
Consumer finance 3.5%
Bread Financial Holdings, Inc. (B)	6.750	05-15-31	285,000	291,169
Credit Acceptance Corp. (B)	6.625	03-15-30	356,000	354,811
goeasy, Ltd. (A)(B)(C)	7.375	10-01-30	743,000	632,202
OneMain Finance Corp.	6.125	05-15-30	912,000	911,683
OneMain Finance Corp.	6.500	03-15-33	725,000	710,084
OneMain Finance Corp.	6.750	03-15-32	218,000	217,937
OneMain Finance Corp. (A)	7.875	03-15-30	1,000,000	1,042,486
PHH Escrow Issuer LLC (B)	9.875	11-01-29	66,000	66,656
RFNA LP (A)(B)	7.875	02-15-30	257,000	255,084
Financial services 5.6%
Block, Inc.	3.500	06-01-31	600,000	544,875
Cobra AcquisitionCo LLC (B)	6.375	11-01-29	41,000	35,849
Cobra AcquisitionCo LLC (B)	12.250	11-01-29	25,000	25,480
CrossCountry Intermediate HoldCo LLC (A)(B)	6.500	10-01-30	212,000	208,281
CrossCountry Intermediate HoldCo LLC (A)(B)	6.750	12-01-32	293,000	283,207
Enact Holdings, Inc. (A)	6.250	05-28-29	1,068,000	1,103,420
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	10

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Freedom Mortgage Corp. (A)(B)	12.250	10-01-30	576,000	$625,110
Freedom Mortgage Holdings LLC (A)(B)	6.875	05-01-31	88,000	84,884
Freedom Mortgage Holdings LLC (A)(B)	7.875	04-01-33	221,000	215,455
Freedom Mortgage Holdings LLC (A)(B)	8.375	04-01-32	336,000	340,655
ION Platform Finance US, Inc. (A)(B)	5.750	05-15-28	189,000	176,775
ION Platform Finance US, Inc. (A)(B)	7.875	09-30-32	208,000	161,642
ION Platform Finance US, Inc. (A)(B)	9.500	05-30-29	263,000	245,925
LD Holdings Group LLC (B)	6.125	04-01-28	56,000	48,363
LD Holdings Group LLC (B)	8.750	11-01-27	35,000	32,790
NMI Holdings, Inc. (A)	6.000	08-15-29	649,000	662,707
Osaic Holdings, Inc. (A)(B)	6.750	08-01-32	403,000	409,325
Osaic Holdings, Inc. (B)	8.000	08-01-33	83,000	84,641
Oxford Finance LLC (B)	7.750	05-15-31	129,000	128,355
PennyMac Financial Services, Inc. (A)(B)	6.750	02-15-34	425,000	411,329
PennyMac Financial Services, Inc. (A)(B)	6.875	05-15-32	355,000	351,104
PennyMac Financial Services, Inc. (A)(B)	6.875	02-15-33	382,000	375,641
Stonebriar ABF Issuer LLC (B)	8.125	12-15-30	386,000	405,470
Walker & Dunlop, Inc. (B)	6.625	04-01-33	177,000	176,019
Insurance 8.7%
Acrisure LLC (B)	8.500	06-15-29	320,000	320,193
Alliant Holdings Intermediate LLC (A)(B)	7.000	01-15-31	581,000	592,965
Alliant Holdings Intermediate LLC (B)	7.375	10-01-32	281,000	276,108
Amynta Agency Borrower, Inc. (B)	7.500	07-15-33	74,000	72,157
Ardonagh Group Finance, Ltd. (B)	8.875	02-15-32	161,000	160,241
Asurion LLC (B)	8.000	12-31-32	674,000	704,053
Asurion LLC (A)(B)	8.375	02-01-34	685,000	675,826
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%) (A)	6.625	10-15-54	1,000,000	971,143
Athene Holding, Ltd. (6.875% to 6-28-35, then 5 Year CMT + 2.582%) (A)	6.875	06-28-55	2,000,000	1,940,827
Baldwin Insurance Group Holdings LLC (A)(B)	7.125	05-15-31	315,000	318,932
Broadstreet Partners Group LLC (B)	5.875	04-15-29	76,000	74,837
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)	7.950	10-15-54	516,000	517,460
Howden UK Refinance PLC (A)(B)	7.250	02-15-31	466,000	469,111
Howden UK Refinance PLC (B)	8.125	02-15-32	362,000	345,782
HUB International, Ltd. (B)	7.375	01-31-32	321,000	328,823
Jones Deslauriers Insurance Management, Inc. (A)(B)(C)	6.875	10-01-33	42,000	39,242
Panther Escrow Issuer LLC (A)(B)	7.125	06-01-31	755,000	758,535
Prudential Financial, Inc. (3.700% to 10-1-30, then 5 Year CMT + 3.035%) (A)	3.700	10-01-50	2,100,000	1,936,875
SBL Holdings, Inc. (A)(B)	5.000	02-18-31	587,000	513,450
USI, Inc. (B)	7.500	01-15-32	64,000	65,831
11	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Mortgage real estate investment trusts 0.5%
Blackstone Mortgage Trust, Inc. (A)(B)	7.750	12-01-29	645,000	$684,177
Health care 8.3%				10,577,733
Biotechnology 0.3%
Emergent BioSolutions, Inc. (B)	3.875	08-15-28	46,000	40,942
Genmab A/S (A)(B)	7.250	12-15-33	145,000	151,187
National Mentor Holdings, Inc. (A)(B)	10.500	12-15-30	183,000	191,444
Health care providers and services 5.3%
Acadia Healthcare Company, Inc. (A)(B)(C)	7.375	03-15-33	658,000	673,063
Accendra Health, Inc. (A)(B)(C)	4.500	03-31-29	51,000	34,001
Accendra Health, Inc. (A)(B)(C)	6.625	04-01-30	58,000	31,168
AdaptHealth LLC (B)	4.625	08-01-29	450,000	435,751
AMN Healthcare, Inc. (A)(B)	4.000	04-15-29	529,000	505,674
AMN Healthcare, Inc. (A)(B)	6.500	01-15-31	294,000	292,967
Community Health Systems, Inc. (B)	5.250	05-15-30	498,000	470,229
Community Health Systems, Inc. (A)(B)(C)	6.125	04-01-30	130,000	115,252
Community Health Systems, Inc. (B)	6.875	04-15-29	131,000	128,884
Community Health Systems, Inc. (B)	10.875	01-15-32	292,000	313,605
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	847,000	878,777
HCA, Inc. (A)	5.500	06-15-47	1,760,000	1,615,034
LifePoint Health, Inc. (A)(B)(C)	5.375	01-15-29	52,000	50,155
LifePoint Health, Inc. (A)(B)	7.000	05-01-34	223,000	217,440
LifePoint Health, Inc. (A)(B)(C)	10.000	06-01-32	81,000	82,904
MPH Acquisition Holdings LLC (B)	5.750	12-31-30	80,000	66,331
MPH Acquisition Holdings LLC (6.000% Cash and 0.750% PIK) (B)	6.750	03-31-31	79,296	53,330
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) (B)	11.500	12-31-30	66,625	62,170
Radiology Partners, Inc. (0.000% Cash and 9.781% PIK) (B)	9.781	02-15-30	84,961	77,315
Raven Acquisition Holdings LLC (A)(B)	6.875	11-15-31	359,000	355,375
Surgery Center Holdings, Inc. (A)(B)(C)	7.250	04-15-32	125,000	124,666
TEAM Services Holding, Inc. (A)(B)(C)	9.000	02-15-33	203,000	203,087
Health care technology 0.2%
AthenaHealth Group, Inc. (B)	6.500	02-15-30	246,000	234,474
Pharmaceuticals 2.5%
Bausch Health Americas, Inc. (A)(B)(C)	8.500	01-31-27	67,000	66,665
Bausch Health Companies, Inc. (B)	5.000	01-30-28	48,000	41,040
Bausch Health Companies, Inc. (B)	5.250	02-15-31	127,000	75,565
Bausch Health Companies, Inc. (B)	6.250	02-15-29	122,000	89,746
Bausch Health Companies, Inc. (B)	10.000	04-15-32	1,541,000	1,591,511
Bausch Health Companies, Inc. (B)	14.000	10-15-30	40,000	38,500
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	12

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Endo Finance Holdings LP (A)(B)	8.500	04-15-31	835,000	$885,142
Organon & Company (A)(B)	5.125	04-30-31	228,000	226,552
Perrigo Finance Unlimited Company (A)	5.150	06-15-30	86,000	81,569
Perrigo Finance Unlimited Company (A)	6.125	09-30-32	81,000	76,218
Industrials 9.4%				11,993,511
Aerospace and defense 1.0%
Efesto Bidco SpA Efesto US LLC (B)	7.500	02-15-32	200,000	199,174
TransDigm, Inc. (A)(B)	6.125	07-31-34	412,000	412,453
TransDigm, Inc. (A)(B)	6.750	01-31-34	583,000	598,914
Building products 0.9%
Builders FirstSource, Inc. (B)	6.750	05-15-35	425,000	429,199
CP Atlas Buyer, Inc. (7.000% Cash and 5.750% PIK) (B)	12.750	01-15-31	49,000	36,264
FXI Holdings, Inc. (A)(B)(C)	11.000	11-15-30	21,000	17,583
JELD-WEN Holding, Inc. (A)(B)(C)	7.000	09-01-32	749,000	378,984
Miter Brands Acquisition Holdco, Inc. (A)(B)	6.750	04-01-32	258,000	255,017
Commercial services and supplies 3.8%
Albion Financing 1 Sarl (B)	7.000	05-21-30	465,000	480,345
Allied Universal Holdco LLC (B)	6.000	06-01-29	97,000	96,250
Allied Universal Holdco LLC (A)(B)	6.875	06-15-30	940,000	967,120
Allied Universal Holdco LLC (A)(B)	7.875	02-15-31	678,000	711,135
Cimpress PLC (B)	7.375	09-15-32	187,000	189,373
Garda World Security Corp. (B)	8.250	08-01-32	338,000	345,823
Garda World Security Corp. (B)	8.375	11-15-32	243,000	250,722
The GEO Group, Inc. (A)	10.250	04-15-31	993,000	1,065,741
VT Topco, Inc. (A)(B)(C)	8.500	08-15-30	711,000	727,957
Construction and engineering 0.3%
Brand Industrial Services, Inc. (B)	10.375	08-01-30	209,000	192,407
Brundage-Bone Concrete Pumping Holdings, Inc. (A)(B)	7.500	02-01-32	179,000	181,918
Ground transportation 0.0%
GB AIT Buyer, Inc. (B)	8.750	04-30-34	43,000	43,254
Machinery 1.9%
Columbus McKinnon Corp. (A)(B)	7.125	02-01-33	164,000	164,936
LSF12 Helix Parent LLC (A)(B)	7.125	02-01-33	19,000	18,547
Madison IAQ LLC (A)(B)	5.875	06-30-29	109,000	108,705
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	2,004,000	1,982,470
Synergy Infrastructure Holdings LLC (A)(B)	7.875	12-01-30	83,000	87,142
Passenger airlines 0.9%
JetBlue Airways Corp. (A)(B)	9.875	09-20-31	1,089,000	1,014,260
OneSky Flight LLC (A)(B)	8.875	12-15-29	177,000	186,937
13	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services 0.6%
Amentum Holdings, Inc. (A)(B)	7.250	08-01-32	152,000	$157,337
TriNet Group, Inc. (B)	7.125	08-15-31	648,000	643,217
Trading companies and distributors 0.0%
Alta Equipment Group, Inc. (A)(B)(C)	9.000	06-01-29	53,000	50,327
Information technology 8.9%				11,427,518
Communications equipment 0.4%
Cooper-Standard Automotive, Inc. (A)(B)	9.250	03-01-31	108,000	103,776
EchoStar Corp. (A)	10.750	11-30-29	441,000	478,817
IT services 1.2%
CoreWeave, Inc. (A)(B)	9.000	02-01-31	206,000	204,694
CoreWeave, Inc. (A)(B)	9.250	06-01-30	356,000	360,489
CoreWeave, Inc. (A)(B)	9.750	10-01-31	389,000	391,253
Virtusa Corp. (B)	7.125	12-15-28	639,000	531,333
Software 6.8%
Cloud Software Group, Inc. (A)(B)	6.625	08-15-33	231,000	206,898
Cloud Software Group, Inc. (B)	9.000	09-30-29	914,000	897,443
Consensus Cloud Solutions, Inc. (A)(B)	6.500	10-15-28	600,000	594,893
Core Scientific Finance I LLC (B)	7.750	05-15-31	430,000	428,927
Flash Compute LLC (B)	7.250	12-31-30	174,000	177,492
NCR Voyix Corp. (A)(B)	5.125	04-15-29	44,000	42,719
Oracle Corp. (A)	4.550	02-04-29	2,000,000	1,975,875
Oracle Corp. (SOFR Compounded Index + 1.110%) (A)(F)	4.777	02-04-29	2,000,000	1,985,825
Oracle Corp. (A)	4.950	02-04-31	2,000,000	1,956,368
Pagaya US Holdings Company LLC (A)(B)	8.875	08-01-30	200,000	155,194
Rocket Software, Inc. (A)(B)(C)	6.500	02-15-29	60,000	53,574
WULF Compute LLC (B)	7.750	10-15-30	215,000	225,964
Technology hardware, storage and peripherals 0.5%
Dell International LLC (A)	8.350	07-15-46	319,000	395,573
Xerox Corp. (A)(B)(C)	10.250	10-15-30	54,000	45,090
Xerox Corp. (A)(B)(C)	13.500	04-15-31	73,000	41,081
Xerox Holdings Corp. (B)	5.500	08-15-28	363,000	174,240
Materials 10.0%				12,752,649
Chemicals 3.6%
Ashland, Inc.	6.875	05-15-43	845,000	833,375
Celanese US Holdings LLC	7.000	02-15-31	164,000	170,642
Celanese US Holdings LLC	7.050	11-15-30	217,000	232,932
Celanese US Holdings LLC (A)(C)	7.375	02-15-34	164,000	171,705
Consolidated Energy Finance SA (A)(B)(C)	12.000	02-15-31	150,000	153,750
FMC Corp.	3.450	10-01-29	99,000	89,587
FMC Corp. (A)(C)	5.650	05-18-33	70,000	61,874
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	14

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Huntsman International LLC	4.500	05-01-29	124,000	$118,753
INEOS Finance PLC (A)(B)(C)	6.750	05-15-28	212,000	212,918
INEOS Quattro Finance 2 PLC (A)(B)	9.625	03-15-29	58,000	56,260
Mativ Holdings, Inc. (B)	8.000	10-01-29	82,000	79,363
Olympus Water US Holding Corp. (A)(B)	6.750	08-01-32	626,000	606,767
Olympus Water US Holding Corp. (A)(B)	7.250	02-15-33	204,000	199,398
SCIH Salt Holdings, Inc. (B)	6.625	05-01-29	73,000	72,461
The Chemours Company (A)(B)	5.750	11-15-28	83,000	82,816
The Chemours Company (A)(B)	8.000	01-15-33	54,000	55,657
The Scotts Miracle-Gro Company (A)	4.000	04-01-31	700,000	651,309
Tronox, Inc. (A)(B)(C)	4.625	03-15-29	120,000	100,424
WR Grace Holdings LLC (B)	5.625	08-15-29	121,000	115,446
WR Grace Holdings LLC (A)(B)	6.625	08-15-32	299,000	296,780
WR Grace Holdings LLC (A)(B)	7.000	08-01-33	246,000	244,362
Construction materials 0.6%
Quikrete Holdings, Inc. (A)(B)	6.750	03-01-33	544,000	551,651
Standard Building Solutions, Inc. (B)	5.875	03-15-34	183,000	178,403
White Cap Supply Holdings LLC (A)(B)(C)	7.375	11-15-30	65,000	65,725
Containers and packaging 4.2%
Ardagh Group SA (A)(B)	9.500	12-01-30	963,356	1,021,531
Ardagh Group SA (5.500% Cash and 6.500% PIK) (B)	12.000	12-01-30	1,180,000	1,058,932
Ardagh Metal Packaging Finance USA LLC (B)	4.000	09-01-29	110,000	102,951
Ardagh Metal Packaging Finance USA LLC (A)(B)	6.250	01-30-31	200,000	201,361
Clydesdale Acquisition Holdings, Inc. (A)(B)	6.750	04-15-32	350,000	329,286
Clydesdale Acquisition Holdings, Inc. (A)(B)	6.875	01-15-30	780,000	762,608
Clydesdale Acquisition Holdings, Inc. (B)	8.750	04-15-30	250,000	226,832
Mauser Packaging Solutions Holding Company (B)	9.250	04-15-30	137,000	130,569
Owens-Brockway Glass Container, Inc. (A)(B)	7.250	05-15-31	1,100,000	1,051,232
Sword Purchaser LLC (A)(B)	10.500	04-15-34	138,000	140,418
Trident TPI Holdings, Inc. (B)	12.750	12-31-28	66,000	66,197
Trivium Packaging Finance BV (A)(B)	8.250	07-15-30	180,000	187,684
Trivium Packaging Finance BV (B)	12.250	01-15-31	63,000	68,688
Metals and mining 1.0%
Champion Iron Canada, Inc. (B)	7.875	07-15-32	169,000	177,129
Mineral Resources, Ltd. (A)(B)(C)	6.000	05-01-32	53,000	52,589
Mineral Resources, Ltd. (B)	6.250	05-01-34	53,000	52,334
Novelis Corp. (A)(B)	4.750	01-30-30	610,000	584,370
Novelis Corp. (A)(B)	6.375	08-15-33	342,000	343,435
PLS Group, Ltd. (B)	6.875	05-01-31	25,000	25,591
Skeena Resources, Ltd. (B)	8.500	04-01-31	23,000	24,080
15	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Paper and forest products 0.6%
Magnera Corp. (A)(B)	7.250	11-15-31	793,000	$742,474
Real estate 2.8%				3,605,964
Health care REITs 0.6%
Diversified Healthcare Trust	4.750	02-15-28	53,000	51,545
Diversified Healthcare Trust (A)(B)	7.250	10-15-30	126,000	128,564
MPT Operating Partnership LP	3.500	03-15-31	135,000	96,765
MPT Operating Partnership LP (A)(C)	4.625	08-01-29	95,000	78,611
MPT Operating Partnership LP (A)(C)	5.000	10-15-27	147,000	143,324
MPT Operating Partnership LP (A)(B)	8.500	02-15-32	228,000	236,869
Hotel and resort REITs 0.7%
Service Properties Trust (A)(C)	3.950	01-15-28	42,000	40,723
Service Properties Trust (A)(C)	4.950	10-01-29	82,000	77,060
Service Properties Trust (A)(B)(G)	6.060	09-30-27	84,000	77,182
Service Properties Trust (A)(B)	8.625	11-15-31	144,000	151,531
Service Properties Trust (A)	8.875	06-15-32	72,000	73,886
XHR LP (A)(B)	6.625	05-15-30	439,000	449,187
Real estate management and development 0.9%
Anywhere Real Estate Group LLC (A)(B)(C)	5.250	04-15-30	89,000	84,926
Anywhere Real Estate Group LLC (A)(B)	7.000	04-15-30	297,935	298,075
Anywhere Real Estate Group LLC (A)(B)	9.750	04-15-30	428,000	457,049
Fideicomiso Irrevocable de Emision, Administracion y Fuente de Pago Numero CIB/4323 (11.000% Cash and 2.000% PIK) (B)(E)	13.000	09-12-30	202,000	86,355
The Howard Hughes Corp. (B)	5.875	03-01-32	123,000	120,342
The Howard Hughes Corp. (B)	6.125	03-01-34	123,000	120,524
Specialized REITs 0.6%
Millrose Properties, Inc. (B)	6.375	08-01-30	220,000	222,808
Uniti Group LP (B)	6.500	02-15-29	205,000	201,416
Uniti Group LP (A)(B)(C)	8.625	06-15-32	63,000	65,936
Uniti Group LP (B)	8.625	06-15-32	328,000	343,286
Utilities 3.6%				4,631,309
Electric utilities 2.0%
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%) (A)	6.375	08-15-55	2,056,000	2,098,216
VoltaGrid LLC (A)(B)	7.375	11-01-30	409,000	424,510
Independent power and renewable electricity producers 1.6%
Alpha Generation LLC (A)(B)	6.250	01-15-34	165,000	163,872
Alpha Generation LLC (A)(B)	6.750	10-15-32	305,000	312,383
ContourGlobal Power Holdings SA (B)	6.750	02-28-30	617,000	626,255
Talen Energy Supply LLC (A)(B)	6.250	02-01-34	623,000	618,350
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	16

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
TransAlta Corp.	5.875	02-01-34	126,000	$125,685

XPLR Infrastructure Operating Partners LP (A)(B)(C)	7.750	04-15-34	250,000	262,038
Term loans (H) 14.2% (8.5% of Total investments)				$18,178,947
(Cost $19,170,389)
Communication services 2.5%				3,205,645
Entertainment 1.1%
Playtika Holding Corp., 2021 Term Loan B1 (1 month CME Term SOFR + 2.750%)	6.517	03-13-28	1,488,251	1,429,152
Interactive media and services 0.5%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.002	12-06-27	680,374	679,183
Media 0.9%
Cable One, Inc., 2021 Term Loan B4 (1 month CME Term SOFR + 2.000%)	5.767	05-03-28	654,690	618,276
Townsquare Media, Inc., 2025 Term Loan (6 month CME Term SOFR + 5.000%)	8.586	02-19-30	660,891	479,034
Consumer discretionary 2.3%				3,008,182
Hotels, restaurants and leisure 2.3%
Dave & Buster’s, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	6.938	06-29-29	1,602,000	1,444,940
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%)	7.152	04-26-30	1,575,389	1,563,242
Energy 1.6%				2,004,680
Oil, gas and consumable fuels 1.6%
Calcasieu Pass Funding LLC, 2026 Term Loan B (6 month CME Term SOFR + 3.250%)	6.954	04-11-33	2,000,000	2,004,680
Financials 4.9%				6,268,182
Capital markets 0.4%
Hightower Holding LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 2.750%)	6.413	02-03-32	495,006	494,081
Financial services 2.7%
Edelman Financial Engines Center LLC, 2024 2nd Lien Term Loan (1 month CME Term SOFR + 5.250%)	8.902	10-06-28	912,000	907,212
Edelman Financial Engines Center LLC, 2026 Term Loan B (I)	TBD	12-01-31	1,619,000	1,619,000
June Purchaser LLC, Term Loan (3 month CME Term SOFR + 2.750%)	6.450	11-28-31	84,857	84,978
Kestra Advisor Services Holdings A, Inc., 2024 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.652	03-22-31	98,750	98,898
17	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Summit Acquisition, Inc., 2025 Add-on Term Loan (1 month CME Term SOFR + 3.500%)	7.152	10-16-31	772,426	$774,033
Insurance 1.8%
Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.152	12-29-31	656,051	650,724
CRC Insurance Group LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%)	8.450	05-06-32	340,000	335,750
IMA Financial Group, Inc., Term Loan (1 month CME Term SOFR + 3.000%)	6.652	11-01-28	721,872	720,471
OneDigital Borrower LLC, 2025 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.652	07-02-31	592,215	583,035
Health care 0.3%				330,171
Health care technology 0.3%
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.750%)	6.402	02-15-29	331,650	330,171
Industrials 2.5%				3,251,938
Building products 0.2%
Advanced Drainage Systems, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.625%)	5.290	02-28-33	310,000	312,229
Commercial services and supplies 1.1%
Anticimex Global AB, 2025 USD Term Loan (3 month CME Term SOFR + 2.900%)	6.560	11-17-31	536,519	537,415
Garda World Security Corp., 2026 Term Loan B (3 month CME Term SOFR + 2.750%)	6.419	02-01-29	829,628	827,811
Ground transportation 0.6%
GB AIT Buyer, Inc., 2026 Term Loan B (I)	TBD	04-29-33	784,000	784,651
Passenger airlines 0.6%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%)	5.925	04-20-28	794,912	789,832
Materials 0.1%				110,149
Chemicals 0.1%

Trinseo Holding Sarl, 2021 Term Loan B2 (3 month CME Term SOFR + 2.500%)	6.434	05-03-28	862,023	110,149
Collateralized mortgage obligations 0.1% (0.0% of Total investments)				$67,991
(Cost $103,663)
Commercial and residential 0.1%				63,570
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (B)	0.350	05-19-37	1,259,050	20,430
Series 2007-4, Class ES IO	0.350	07-19-37	1,273,105	19,353
Series 2007-6, Class ES IO (B)	0.343	08-19-37	1,373,286	23,787
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	18

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 0.0%				$4,421
Government National Mortgage Association
Series 2012-114, Class IO (A)	0.636	01-16-53	304,269	4,421

Asset-backed securities 0.8% (0.5% of Total investments)				$1,038,932
(Cost $986,145)
Asset-backed securities 0.8%				1,038,932
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5 (J)	8.100	08-15-25	13,413	12,963
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (B)	5.450	04-20-48	487,432	478,947
MVW LLC
Series 2022-1A, Class D (B)	7.350	11-21-39	262,748	263,347
Series 2023-1A, Class D (B)	8.830	10-20-40	274,726	283,675

	Shares	Value
Common stocks 0.0% (0.0% of Total investments)		$0
(Cost $192,563)
Industrials 0.0%		0
Passenger airlines 0.0%

Global Aviation Holdings, Inc., Class A (K)(L)	82,159	0
Preferred securities 1.5% (0.9% of Total investments)		$1,865,561
(Cost $1,828,671)
Financials 1.0%		1,290,701
Insurance 1.0%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%) (A)	51,525	1,290,701
Utilities 0.5%		574,860
Multi-utilities 0.5%
Algonquin Power & Utilities Corp., 7.936% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (F)	22,000	574,860

	Yield (%)	Shares	Value
Short-term investments 5.3% (3.1% of Total investments)			$6,780,327
(Cost $6,781,001)
Short-term funds 5.3%			6,780,327
John Hancock Collateral Trust (M)	3.5556(N)	677,924	6,780,327

Total investments (Cost $218,866,930) 168.6%	$215,404,357
Other assets and liabilities, net (68.6%)	(87,621,612)
Total net assets 100.0%	$127,782,745

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
19	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 4-30-26 was $119,634,338.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $104,576,692 or 81.8% of the fund’s net assets as of 4-30-26.
(C)	All or a portion of this security is on loan as of 4-30-26, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $8,976,361.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(H)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	The security has matured but proceeds have not been received.
(K)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(L)	Non-income producing security.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(N)	The rate shown is the annualized seven-day yield as of 4-30-26.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	20

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	197,983	EUR	170,000	CITI	6/17/2026	—	$(1,932)
USD	46,542	EUR	40,000	JPM	6/17/2026	—	(497)
						—	$(2,429)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	43,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS (a)	Semi-Annual	Quarterly	May 2026	—	$(402,955)	$(402,955)
Centrally cleared	22,000,000	USD	Fixed 3.473%	USD SOFR Compounded OIS (a)	Semi-Annual	Quarterly	May 2026	—	(182,712)	(182,712)
Centrally cleared	13,000,000	USD	Fixed 3.817%	USD SOFR Compounded OIS (a)	Semi-Annual	Quarterly	Dec 2026	—	(133,055)	(133,055)
								—	$(718,722)	$(718,722)

(a)	At 4-30-26, the overnight SOFR was 3.660%.

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
JPM	JPMorgan Chase Bank, N.A.
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
At 4-30-26, the aggregate cost of investments for federal income tax purposes was $219,460,344. Net unrealized depreciation aggregated to $4,777,138, of which $3,492,010 related to gross unrealized appreciation and $8,269,148 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
21	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES
 4-30-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $212,085,929)	$208,624,030
Affiliated investments, at value (Cost $6,781,001)	6,780,327
Total investments, at value (Cost $218,866,930)	215,404,357
Receivable for centrally cleared swaps	189,845
Foreign currency, at value (Cost $6,618)	7,397
Interest receivable	3,065,754
Receivable for investments sold	243,739
Other assets	231,340
Total assets	219,142,432
Liabilities
Unrealized depreciation on forward foreign currency contracts	2,429
Liquidity agreement	86,900,000
Payable for investments purchased	4,073,850
Interest payable	314,071
Payable to affiliates
Accounting and legal services fees	6,999
Trustees’ fees	424
Other liabilities and accrued expenses	61,914
Total liabilities	91,359,687
Net assets	$127,782,745
Net assets consist of
Paid-in capital	$170,748,287
Total distributable earnings (loss)	(42,965,542)
Net assets	$127,782,745

Net asset value per share
Based on 8,744,547 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$14.61
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	22

STATEMENT OF OPERATIONS
For the six months ended
 4-30-26 (unaudited)

Investment income
Interest	$7,568,808
Dividends from affiliated investments	142,279
Dividends	65,360
Total investment income	7,776,447
Expenses
Investment management fees	602,414
Interest expense	1,917,883
Accounting and legal services fees	12,025
Transfer agent fees	22,994
Trustees’ fees	25,545
Custodian fees	13,914
Printing and postage	18,337
Professional fees	44,397
Stock exchange listing fees	11,782
Other	6,520
Total expenses	2,675,811
Less expense reductions	(11,372)
Net expenses	2,664,439
Net investment income	5,112,008
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	199,527
Affiliated investments	(1,049)
Forward foreign currency contracts	587
Swap contracts	183,062
382,127
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,858,558)
Affiliated investments	(629)
Forward foreign currency contracts	(2,926)
Swap contracts	(135,327)
(1,997,440)
Net realized and unrealized loss	(1,615,313)
Increase in net assets from operations	$3,496,695
23	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-26 (unaudited)	Year ended 10-31-25
Increase (decrease) in net assets
From operations
Net investment income	$5,112,008	$9,314,238
Net realized gain	382,127	2,555,635
Change in net unrealized appreciation (depreciation)	(1,997,440)	(1,770,244)
Increase in net assets resulting from operations	3,496,695	10,099,629
Distributions to shareholders
From earnings	(5,491,576)	(10,451,484)
Total distributions	(5,491,576)	(10,451,484)
Total decrease	(1,994,881)	(351,855)
Net assets
Beginning of period	129,777,626	130,129,481
End of period	$127,782,745	$129,777,626
Share activity
Shares outstanding
Beginning of period	8,744,547	8,744,547
End of period	8,744,547	8,744,547
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	24

STATEMENT OF CASH FLOWS
For the six months ended
 4-30-26 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$3,496,695
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(52,047,719)
Long-term investments sold	47,627,315
Net purchases and sales of short-term investments	4,781,464
Net amortization (accretion) of premium (discount)	(135,104)
(Increase) Decrease in assets:
Unrealized appreciation on forward foreign currency contracts	497
Receivable for centrally cleared swaps	77,622
Dividends and interest receivable	(114,443)
Other assets	(14,688)
Increase (Decrease) in liabilities:
Unrealized depreciation on forward foreign currency contracts	2,429
Interest payable	(44,175)
Payable to affiliates	2,996
Other liabilities and accrued expenses	(34,929)
Net change in unrealized (appreciation) depreciation on:
Investments	1,859,834
Net realized (gain) loss on:
Investments	(196,588)
Net cash provided by operating activities	$5,261,206
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(5,491,576)
Net cash used in financing activities	$(5,491,576)
Net decrease in cash	$(230,370)
Cash at beginning of period (including foreign currency)	$237,767
Cash at end of period (including foreign currency)	$7,397
Supplemental disclosure of cash flow information:
Cash paid for interest	$(1,962,058)
Cash impact from foreign exchange fluctuations:
Net change in appreciation (depreciation) in foreign currency	$647
25	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial
highlights
Period ended	4-30-26 1	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$14.84	$14.88	$13.51	$13.34	$18.63	$17.11
Net investment income 2	0.58	1.07	0.82	0.81	1.18	1.36
Net realized and unrealized gain (loss) on investments	(0.18)	0.09	1.55	0.24	(5.15)	1.59
Total from investment operations	0.40	1.16	2.37	1.05	(3.97)	2.95
Less distributions
From net investment income	(0.63)	(1.20)	(1.00)	(0.88)	(1.32)	(1.43)
Net asset value, end of period	$14.61	$14.84	$14.88	$13.51	$13.34	$18.63
Per share market value, end of period	$13.33	$13.78	$14.14	$11.92	$12.37	$18.62
Total return at net asset value (%) 3,4	3.12 5	8.60	18.60	8.54	(22.00)	17.65
Total return at market value (%) 3	1.32 5	6.12	27.74	3.27	(27.68)	30.05
Ratios and supplemental data
Net assets, end of period (in millions)	$128	$130	$130	$118	$117	$162
Ratios (as a percentage of average net assets):
Expenses before reductions	4.21 6	4.61	5.46	5.29	2.37	1.46
Expenses including reductions 7	4.20 6	4.59	5.44	5.28	2.35	1.45
Net investment income	8.05 6	7.24	5.63	5.84	7.43	7.30
Portfolio turnover (%)	23	75	58	45	39	52
Senior securities
Total debt outstanding end of period (in millions)	$87	$87	$87	$87	$87	$87
Asset coverage per $1,000 of debt 8	$2,470	$2,493	$2,497	$2,360	$2,342	$2,869

1	Six months ended 4-30-26. Unaudited .
2	Based on average daily shares outstanding.
3	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value.

Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Expenses including reductions excluding interest expense were 1.18% (annualized), 1.14%, 1.31%, 1.27%, 1.19% and 1.06% for the periods ended 4-30-26, 10-31-25, 10-31-24, 10-31-23,

10-31-22 and 10-31-21, respectively.
8	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 8). As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investors Trust	26

Notes to financial statements (unaudited)
Note 1
—
Organization
John Hancock Investors Trust (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Note 2
—
Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation.
 Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities
27	JOHN HANCOCK Investors Trust | SEMIANNUAL REPORT

valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2026, by major security category or type:
	Total value at 4-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$12,959,197	—	$12,959,197	—
Corporate bonds	174,513,402	—	174,513,402	—
Term loans	18,178,947	—	18,178,947	—
Collateralized mortgage obligations	67,991	—	67,991	—
Asset-backed securities	1,038,932	—	1,038,932	—
Common stocks	—	—	—	—
Preferred securities	1,865,561	$1,865,561	—	—
Short-term investments	6,780,327	6,780,327	—	—
Total investments in securities	$215,404,357	$8,645,888	$206,758,469	—
Derivatives:
Liabilities
Forward foreign currency contracts	$(2,429)	—	$(2,429)	—
Swap contracts	(718,722)	—	(718,722)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2026, the liability for the fund’s Liquidity agreement on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
Term loans (Floating rate loans).
The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund. Because term loans may not be rated by
SEMIANNUAL REPORT | JOHN HANCOCK Investors Trust	28

independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset-backed securities.
The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income.
Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing.
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
29	JOHN HANCOCK Investors Trust | SEMIANNUAL REPORT

Overdrafts.
 Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses.
 Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Statement of cash flows.
A Statement of cash flows is presented when a fund has a significant amount of borrowing during the period, based on the average total borrowing in relation to total assets, or when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or collateral on derivative contracts, if any.
Federal income taxes.
The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2025, the fund has a short-term capital loss carryforward of $3,955,139 and a long-term capital loss carryforward of $36,191,941 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains.
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, amortization and accretion on debt securities, derivative transactions and wash sale loss deferrals.
Note 3
—
Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced
SEMIANNUAL REPORT | JOHN HANCOCK Investors Trust	30

underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is included in Receivable/Payable for centrally-cleared swaps in the Statement of assets and liabilities. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund’s investments.
Forward foreign currency contracts.
A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
31	JOHN HANCOCK Investors Trust | SEMIANNUAL REPORT

During the six months ended April 30, 2026, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging From $47,000 to $244,500, as measured at each quarter end.
Swaps.
Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps.
Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
During the six months ended April 30, 2026, the fund used interest rate swap contracts to manage against changes in the liquidity agreement interest rates. The notional values at the period end are representative of the fund’s exposure throughout the period. No new interest rate swap positions were entered into or closed during the six months ended April 30, 2026.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at April 30, 2026 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	—	$(2,429)
Interest rate	Swap contracts, at value 1	Interest rate swaps	—	(718,722)
			—	$(721,151)

1	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
SEMIANNUAL REPORT | JOHN HANCOCK Investors Trust	32

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2026:
	Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts	Swap contracts	Total
Interest rate	—	$183,062	$183,062
Currency	$587	—	587
Total	$587	$183,062	$183,649
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2026:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts	Swap contracts	Total
Interest rate	—	$(135,327)	$(135,327)
Currency	$(2,926)	—	(2,926)
Total	$(2,926)	$(135,327)	$(138,253)
Note 4
—
Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5
—
Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as distributor for the common shares offered through the equity shelf offering of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee.
 The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of (a) 0.650% of the ﬁrst $150 million of the fund’s average daily managed assets (net assets plus borrowings under the Liquidity Agreement (LA) (see Note 8)), (b) 0.375% of the next $50 million of the fund’s average daily managed assets, (c) 0.350% of the next $100 million of the fund’s average daily managed assets and (d) 0.300% of the fund’s average daily managed assets in excess of $300 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. With respect to participating portfolios that pay advisory fees based on managed assets, “aggregate net assets” includes managed assets of the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the
33	JOHN HANCOCK Investors Trust | SEMIANNUAL REPORT

participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2026, this waiver amounted to 0.01% of the fund’s average daily managed assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $11,372 for the six months ended April 30, 2026.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2026, were equivalent to a net annual effective rate of 0.55% of the fund’s average daily managed assets.
Accounting and legal services.
Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended April 30, 2026, amounted to an annual rate of 0.01% of the fund’s average daily managed net assets.
Distributor.
The fund will compensate the Distributor with respect to sales of the common shares offered through the equity shelf offering at a commission rate of 1.00% of the gross proceeds of the sale of common shares, a portion of which is allocated to the selling dealers. During the six months ended April 30, 2026 and the year ended October 31, 2025, there was no compensation paid to the Distributor. The Distributor has an agreement with a sub-placement agent in the sale of common shares. The fund is not responsible for payment of commissions to the subplacement agent.
Trustee expenses.
The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6
—
Fund share transactions
On December 10, 2015, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed by the Board of Trustees each year in December. Under the current share repurchase plan, the fund may purchase in the open market, between January 1, 2026 and December 31, 2026, up to 10% of its outstanding common shares as of December 31, 2025. The share repurchase plan will remain in effect between January 1, 2026 and December 31, 2026.
During the six months ended April 30, 2026 and the year ended October 31, 2025, the fund had no activities under the repurchase program. Shares repurchased and corresponding dollar amounts, if any, are included on the Statements of changes in net assets. The anti-dilutive impacts of these share repurchases, if any, are included on the Financial highlights.
Transactions in common shares, if any, are presented in the Statements of changes in net assets. In 2012, 2015 and 2018, the fund filed registration statements with the Securities and Exchange Commission SEC), in each case registering and/or carrying forward 1,000,000 common shares, through equity shelf offering programs. Under these programs, the fund, subject to market conditions, may raise additional equity capital from time to time by offering new common shares at a price equal to or above the fund’s net asset value (NAV) per common share. Shares issued in shelf offering and corresponding dollar amounts, if any, are included on the Statements of changes in net assets. The premium from shares sold through these shelf offerings, if any, are included on the Financial highlights. During the years ended April 30, 2026 and October 31, 2025, the fund had no activities under the shelf offering program. Proceeds received in connection with the shelf offering are net of commissions and
SEMIANNUAL REPORT | JOHN HANCOCK Investors Trust	34

offering costs.  Total offering costs of $248,706 have been prepaid by the fund. As of April 30, 2026, $44,629 has been deducted from proceeds of shares issued and the remaining $204,077 is included in Other assets on the Statement of assets and liabilities.
Note 7
—
Leverage risk
The fund utilizes the LA to increase its assets available for investment. When the fund leverages its assets, shareholders bear the expenses associated with the LA and have potential to benefit or be disadvantaged from the use of leverage. The Advisor’s fee is also increased in dollar terms from the use of leverage. Consequently, the fund and the Advisor may have differing interests in determining whether to leverage the fund’s assets. Leverage creates risks that may adversely affect the return for the holders of shares, including:
•	the likelihood of greater volatility of NAV and market price of shares;
•	fluctuations in the interest rate paid for the use of the LA;
•	increased operating costs, which may reduce the fund’s total return;
•	the potential for a decline in the value of an investment acquired through leverage, while the fund’s obligations under such leverage remains fixed; and
•	the fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.
To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the fund’s return will be greater than if leverage had not been used; conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived. The use of securities lending to obtain leverage in the fund’s investments may subject the fund to greater risk of loss than would reinvestment of collateral in short term highly rated investments.
In addition to the risks created by the fund’s use of leverage, the fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the LA is terminated. Were this to happen, the fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund’s ability to generate income from the use of leverage would be adversely affected.
Note 8
—
Liquidity Agreement
The fund has entered into a LA with State Street Bank and Trust Company (SSB) that allows it to borrow or otherwise access up to $86.9 million (maximum facility amount) through a line of credit, securities lending and reverse repurchase agreements. The amounts outstanding at April 30, 2026 are shown in the Statement of assets and liabilities as the Liquidity agreement.
The fund pledges its assets as collateral to secure obligations under the LA. The fund retains the risks and rewards of the ownership of assets pledged to secure obligations under the LA and makes these assets available for securities lending and reverse repurchase transactions with SSB acting as the fund’s authorized agent for these transactions. All transactions initiated through SSB are required to be secured with cash collateral received from the securities borrower (the Borrower) or cash is received from the reverse repurchase agreement (Reverse Repo) counterparties. Securities lending transactions will be secured with cash collateral in amounts at least equal to 100% of the market value of the securities utilized in these transactions. Cash received by SSB from securities lending or Reverse Repo transactions is credited against the amounts borrowed under the line of credit. As of April 30, 2026, the LA balance of $86,900,000 was comprised of $77,594,157 from the line of credit and $9,305,843 cash received by SSB from securities lending or Reverse Repo transactions.
Upon return of securities by the Borrower or Reverse Repo counterparty, SSB will return the cash collateral to the Borrower or proceeds from the Reverse Repo, as applicable, which will eliminate the credit against the line of credit and will cause the drawdowns under the line of credit to increase by the amounts returned. Income earned on the loaned securities is retained by SSB, and any interest due on the reverse repurchase agreements is paid by SSB.
35	JOHN HANCOCK Investors Trust | SEMIANNUAL REPORT

SSB has indemnified the fund for certain losses that may arise if the Borrower or a Reverse Repo Counterparty fails to return securities when due. With respect to securities lending transactions, upon a default of the securities borrower, SSB uses the collateral received from the Borrower to purchase replacement securities of the same issue, type, class and series. If the value of the collateral is less than the purchase cost of replacement securities, SSB is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any of the fund’s losses on the reinvested cash collateral. Although the risk of the loss of the securities is mitigated by receiving collateral from the Borrower or proceeds from the Reverse Repo counterparty and through SSB indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the Borrower or Reverse Repo counterparty fails to return the securities on a timely basis.
Interest charged is at the rate of overnight bank funding rate (OBFR) plus 0.700% and is payable monthly on the aggregate balance of the drawdowns outstanding under the LA. As of April 30, 2026, the fund had an aggregate balance of $86,900,000 at an interest rate of 4.34%, which is reflected in the Liquidity agreement on the Statement of assets and liabilities. During the six months ended April 30, 2026, the average balance of the LA and the effective average annual interest rate were $86,900,000 and 4.45%, respectively.
The fund may terminate the LA with 60 days’ notice. If certain asset coverage and collateral requirements, or other covenants are not met, the LA could be deemed in default and result in termination. Absent a default or facility termination event, SSB is required to provide the fund with 360 days’ notice prior to terminating the LA.
Note 9
—
Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $52,901,350 and $47,207,422, respectively, for the six months ended April 30, 2026.
Note 10
—
Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 11
—
Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	677,924	$11,563,469	$30,701,401	$(35,482,865)	$(1,049)	$(629)	$142,279	—	$6,780,327
Note 12
—
Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total
SEMIANNUAL REPORT | JOHN HANCOCK Investors Trust	36

investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
37	JOHN HANCOCK Investors Trust | SEMIANNUAL REPORT

Investment objective, principal investment strategies, and principal risks

Unaudited
Investment Objective
The Fund’s primary investment objective is to generate income for distribution to its shareholders, with capital appreciation as a secondary objective.
Principal Investment Strategies
The preponderance of the Fund’s assets are invested in a diversified portfolio of debt securities issued by U.S. and non-U.S. corporations and governments, some of which may carry equity features. The Fund emphasizes corporate debt securities which pay interest on a fixed or contingent basis and which may possess certain equity features, such as conversion or exchange rights, warrants for the acquisition of the stock of the same or different issuers, or participations based on revenues, sales or profits.
The Fund may invest up to 70% of its net assets (plus borrowings for investment purposes) in debt securities rated below investment grade, commonly known as “junk bonds.” The Fund also may purchase preferred securities and may acquire common stock through the exercise of conversion or exchange rights acquired in connection with other securities owned by the Fund. The Fund will not acquire any additional preferred securities or common stock if as a result of that acquisition the value of all preferred securities and common stocks in the Fund’s portfolio would exceed 20% of its total assets. Up to 50% of the value of the Fund’s assets may be invested in restricted securities acquired through private placements. The Fund may also purchase mortgage-backed securities.
At least 30% of Fund’s net assets (plus borrowings for investment purposes) will be represented by (a) debt securities which are rated, at the time of acquisition, investment grade (i.e., at least “Baa” by Moody’s Investors Service, Inc. (Moody’s) or “BBB” by Standard & Poor’s Global Ratings Inc. (S&P)) or in unrated securities determined by the Subadvisor to be of comparable credit quality, (b) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (c) cash or cash equivalents.
The Fund may also invest in derivatives such as foreign currency forward contracts, credit default swaps, futures contracts, options, foreign currency swaps, interest-rate swaps, swaps and reverse repurchase agreements. The fund utilizes a liquidity agreement to increase its assets available for investments and may also seek to obtain additional income or portfolio leverage by making secured loans of its portfolio securities with a value of up to 33 1/3% of its total assets. In addition, the Fund may invest in repurchase agreements. The Fund may also invest up to 20% of its total assets in illiquid securities.
The manager may consider environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.
Principal Risks
As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund’s net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance
.
SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	38

Changing distribution level & return of capital risk.
There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.
Credit and counterparty risk.
The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Economic and market events risk.
Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial service companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk.
The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.
ESG integration risk.
The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments.  In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming funds that do not utilize ESG criteria or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with
high ESG characteristics in the fund’s investments.
Fixed-income securities risk.
A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payment or repay all or any of the principal borrowed. Changes in a security’s credit qualify may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.
Foreign securities risk.
Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.
Hedging, derivatives, and other strategic transactions risk.
Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency
39	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT

forward contracts, credit default swaps, futures contracts, options, foreign currency swaps, interest-rate swaps, swaps, and reverse repurchase agreements. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk. An event of default or insolvency of the counterparty to a reverse repurchase agreement could result in delays or restrictions with respect to the fund’s ability to dispose of the underlying securities. In addition, a reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund’s NAV.
Illiquid and restricted securities risk.
Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Leveraging risk.
Issuing preferred shares or using derivatives may result in a leveraged portfolio. Leveraging long exposures increases a fund’s losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The fund also utilizes a Liquidity Agreement to increase its assets available for investment. See “Note 7 — Leverage risk” above.
Liquidity risk.
The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Widespread selling of fixed-income securities during periods of reduced demand may adversely impact the price or salability of such securities.
Lower-rated and high-yield fixed-income securities risk.
Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk.
Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Operational and cybersecurity risk.
Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Preferred and convertible securities risk.
Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
U.S. Government agency obligations risk.
U.S. government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.
SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	40

ADDITIONAL INFORMATION

Unaudited
The fund is a diversified, closed-end, management investment company, common shares of which were initially offered to the public in January 1971.
Dividends and distributions
During the six months ended April 30, 2026, distributions from net investment income totaling $0.6280 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:
Payment Date	Income Distributions
December 31, 2025	$ 0.3649
March 31, 2026	0.2631
Total	$0.6280
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
Computershare
P.O. Box 43006
Providence, RI 02940-3078
Registered or Overnight Mail:
Computershare
150 Royall Street, Suite 101
Canton, MA 02021
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
41	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT

SHAREHOLDER MEETING

The fund held its Annual Meeting of Shareholders on Tuesday, February 17, 2026. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON FEBRUARY 17, 2026
PROPOSAL: To elect thirteen (13) Trustees to serve until their respective successors have been duly elected and qualified.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	6,326,794.148	129,046.957
James R. Boyle	6,077,732.148	378,108.957
Grace K. Fey	6,059,429.452	396,411.653
Dean C. Garfield	6,304,542.961	151,298.144
Christine L. Hurtsellers	6,319,116.599	136,724.506
Deborah C. Jackson	6,067,975.412	387,865.693
Hassell H. McClellan	6,047,938.001	407,903.104
Noni Ellison McKee	6,321,268.599	134,572.506
Kenneth J. Phelan	6,316,655.148	139,185.957
Frances G. Rathke	6,334,433.412	121,407.693
Thomas R. Wright	6,332,025.148	123,815.957

Non-Independent Trustees
Andrew G. Arnott	6,334,043.148	121,797.957
Kristie M. Feinberg	6,341,360.599	114,480.506
SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	42

More information
Trustees
Hassell H. McClellan,
Chairperson
Deborah C. Jackson,
Vice Chairperson
Andrew G. Arnott
†

William K. Bacic
*

James R. Boyle
Noni Ellison McKee
Kristie M. Feinberg
†

Grace K. Fey
Dean C. Garfield
Christine L. Hurtsellers
#

Kenneth  J. Phelan
#

Frances G. Rathke
*

Thomas R. Wright
*
Officers
Kristie M. Feinberg
President (Chief Executive Officer and Principal Executive Officer)
Fernando A. Silva
Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
James Gearhart, CFA
Jonas Grazulis, CFA
Caryn E. Rothman, CFA
Distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
Computershare Shareowner Services, LLC
Legal counsel
K&L Gates LLP
Stock symbol
Listed New York Stock Exchange: JHI

†
 Non-Independent Trustee
# Serves as Trustee effective November 12, 2025.
*
Member of the Audit Committee
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as
monthly portfolio holdings
, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.
The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
You can also contact us:
800-852-0218	Regular mail:	Express mail:
jhinvestments.com	Computershare P.O. Box 43006 Providence, RI 02940-3078	Computershare 150 Royall St., Suite 101 Canton, MA 02021
43	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT

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John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
MF5468925	P5SA 4/26
6/26

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Refer to information included in Item 1.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT. Information included in Item 1, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Item is not applicable at this time.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)Item is not applicable at this time

(b)Item is not applicable at this time

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)REGISTRANT PURCHASES OF EQUITY SECURITIES

		Average	Total number of	Maximum number of
	Total number of		shares purchased as	shares that may yet
		price per	part of publicly	be purchased under
Period	shares purchased	share	announced plans*	the plans*
Nov-25	-	-	-	874,455
Dec-25	-	-	-	874,455
Jan-26	-	-	-	874,455
Feb-26	-	-	-	874,455
Mar-26	-	-	-	874,455
Apr-26	-	-	-	874,455
Total	-	-	-

*On December 10, 2015, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed by the Board of Trustees each year in December. Under the current share repurchase plan, the Fund may purchase in the open market, up to 10% of its outstanding common shares as of December 31, 2025. The current share repurchase plan will remain in effect between January 1, 2026 to December 31, 2026.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund did not participate directly in securities lending activities. See Note 8 to financial statements in Item 1.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 24, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	June 24, 2026